UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21486
                                                                   811-21538

Name of Fund: BlackRock Commodity Strategies Fund
                           Master Commodity Strategies LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Commodity Strategies Fund and Master Commodity Strategies LLC, 800 Scudders Mill
Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 11/30/2008

Date of reporting period: 12/01/2007 – 02/29/2008

Item 1 – Schedule of Investments

BlackRock Commodity Strategies Fund
Schedule of Investments as of February 29, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Beneficial
Interest
(000)	Mutual Funds	Value

$ 31,441	Master Commodity Strategies LLC	$ 43,175,310

	Total Investments (Cost - $31,168,506) - 100.0%	43,175,310
	Liabilities in Excess of Other Assets - (0.0%)	(3,926)

	Net Assets - 100.0%	$ 43,171,384

Master Commodity Strategies LLC
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
	(000)	Asset-Backed Securities +	Value

$ 189		Countrywide Asset Backed Certificates Series 2003-2 Class M1,
		3.82% due 6/26/2033 (a)	$ 124,666
	342	Residential Asset Mortgage Products, Inc. Series 2004-RZ4 Class
		M3, 4.035% due 12/25/2034 (a)	237,619
	25	Wachovia Asset Securitization, Inc. Series 2003-HE1 Class A1,
		3.425% due 3/25/2033 (a)	22,419
	333	Wells Fargo Home Equity Trust Series 2004-2 Class M5, 4.385%
		due 11/25/2033 (a)	286,369

		Total Asset-Backed Securities (Cost - $889,956) - 1.4%	671,073

Industry		Corporate Bonds

Capital Markets - 0.8%	200	Morgan Stanley, 5.625% due 1/09/2012	206,932
	175	Morgan Stanley, 6.25% due 8/28/2017	180,234

			387,166

Commercial Banks - 28.6%	225	Glitnir Banki HF, 4.154% due 4/20/2010 (a)(b)	207,656
	7,000	Natixis Financial Products, Inc., 4.684% due 9/22/2008 (a)(b)	13,298,320

			13,505,976

Commercial Services & Supplies - 0.1%	50	West Corp., 9.50% due 10/15/2014	43,750

Diversified Financial Services - 0.3%	115	Citigroup, Inc., 5.30% due 10/17/2012	118,080

Diversified Telecommunication Services -	50	Citizens Communications Co., 6.25% due 1/15/2013	46,000
0.2%	50	Qwest Communications International, Inc., 7.50% due 2/15/2014	48,625

			94,625

Electronic Equipment & Instruments - 0.1%	75	NXP BV, 7.008% due 10/15/2013 (a)	60,562

Food & Staples Retailing - 0.4%	190	CVS Caremark Corp., 3.376% due 6/01/2010 (a)	183,683

Hotels, Restaurants & Leisure - 0.1%	75	MGM Mirage, 5.875% due 2/27/2014	66,000

Media - 0.7%	300	Time Warner Cable, Inc., 5.40% due 7/02/2012	302,944

Metals & Mining - 0.2%	95	Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017	100,700

Oil, Gas & Consumable Fuels - 0.2%	55	Peabody Energy Corp., 7.375% due 11/01/2016	56,925
	40	Petrobras International Finance Co., 5.875% due 3/01/2018	39,510

			96,435

		Total Corporate Bonds (Cost - $8,707,975) - 31.7%	14,959,921

		Structured Notes

Diversified Financial Services -	7,000	AIG-FP Structured Finance (Cayman) Limited (Goldman Sachs
30.7%		Commodity Index Total Return Linked Notes), 5.343% due
		5/12/2008 (c)	14,466,565

		Total Structured Notes (Cost - $7,000,000) - 30.7%	14,466,565

		Government Agency Mortgage-Backed Securities +

		Fannie Mae Guaranteed Pass-Through Certificates (d):
	3,100	5.50% due 3/15/2038	3,117,437
	2,205	6.50% due 3/01/2037 - 3/15/2038	2,285,386

		Total Government Agency Mortgage-Backed Securities
		(Cost - $5,425,626) - 11.4%	5,402,823

		Government Agency Mortgage-Backed Securities+ -
		Collateralized Mortgage Obligations

Collateralized Mortgage		Fannie Mae Trust (a)(e):
Obligations - 3.8%	470	Series 2007-79 Class QC, 0.148% due 4/17/2037	12,315
	614	Series 2007-88 Class SA, 0.283% due 8/25/2035	16,140
		Freddie Mac Multiclass Certificates (a)(e):
	4,595	Series 3295 Class SA, 0.78% due 3/15/2037	316,585
	3,443	Series 3303 Class SE, 0.76% due 4/15/2037	231,255
		Ginnie Mae Trust (a)(e):
	9,483	Series 2005-9 Class IO, 0.778% due 1/16/2045	411,923
	7,777	Series 2005-76 Class IO, 0.882% due 9/16/2045	385,839
	7,744	Series 2005-90 Class IO, 0.912% due 11/16/2045	371,458
	1,191	Series 2006-61 Class SA, .791% due 11/20/2036	48,260

		Total Government Agency Mortgage-Backed Securities -
		Collateralized Mortgage Obligations
		(Cost - $1,462,406) - 3.8%	1,793,775

Master Commodity Strategies LLC
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
	(000)	Asset-Backed Securities +	Value

Collateralized Mortgage	$ 774	ABN AMRO Mortgage Corp. Series 2003-2 Class 2A1, 3.635%
Obligations - 22.6%		due 3/25/2018 (a)	$ 774,775
	952	Banc of America Mortgage Securities Inc., Series 2004-C Class
		2A1, 3.705% due 4/25/2034 (a)	952,608
	487	Banc of America Mortgage Securities Inc., Series 2007-3 Class 1A1,
		6% due 9/25/2037	488,544
	468	Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4,
		3.535% due 3/25/2034 (a)	442,073
	465	Countrywide Home Loan Mortgage Pass-Through Trust, Series
		2004-J2 Class A2, 5.289% due 3/25/2034 (a)	461,246
	995	Countrywide Home Loan Mortgage Pass-Through Trust, Series
		2004-J7 Class 1A1, 5.239% due 8/25/2034 (a)	990,537
	459	First Horizon Asset Securities, Inc. Series 2003-4 Class 2A2,
		3.585% due 6/25/2018 (a)	456,326
	452	GSR Mortgage Loan Trust Series 2005-AR5 Class 2A3, 5.168%
		due 10/25/2035 (a)	454,611
	494	Homebanc Mortgage Trust Series 2005-4 Class A1, 3.405% due
		10/25/2035 (a)	401,174
	1,710	Residential Accredit Loans, Inc., Series 2004-QS8 Class A4,
		5.183% due 6/25/2034 (a)	1,633,333
	548	Residential Accredit Loans, Inc., Series 2006-QA9 Class A1,
		4.969% due 11/25/2036 (a)	439,852
	1,807	Residential Funding Mortgage Securities I Series 2003-S14 Class
		A5, 5.189% due 7/25/2018 (a)	1,792,339
	982	Residential Funding Mortgage Securities I Series 2003-S14 Class
		A6, 5.189% due 7/25/2018 (a)	974,584
	400	WaMu Mortgage Pass-Through Certificates Series 2005-AR13
		Class A1C3, 3.625% due 10/25/2045 (a)	375,271

			10,637,273

Commercial Mortgage-Backed	390	Credit Suisse Mortgage Capital Certificates Series 2007-C2 Class
Securities - 5.4%		A3, 5.542% due 1/15/2049 (a)	368,760
	400	Credit Suisse Mortgage Capital Certificates Series 2007-C3 Class
		A4, 5.723% due 6/15/2039 (a)	384,438
	550	GMAC Commercial Mortgage Securities, Inc. Series 2001-C1
		Class B, 6.67% due 4/15/2034 (a)(f)	565,583
	425	JPMorgan Chase Commercial Mortgage Securities Corp. Series
		2006-LDP8 Class A4, 5.399% due 5/15/2045	403,732
	420	LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3,
		5.43% due 2/15/2040	394,651
	465	Merrill Lynch/Countrywide Commercial Mortgage Trust Series
		2006-1 Class A4, 5.621% due 2/12/2039 (a)(g)	447,662

			2,564,826

		Total Non-Government Agency Mortgage-Backed Securities
		(Cost - $13,627,238) - 28.0%	13,202,099

Industry		Capital Trusts

Capital Markets - 0.8%	330	Goldman Sachs Capital III Series F, 3.846% (a)(h)	254,100
	150	Lehman Brothers Holdings Capital Trust V, 3.915% (a)(h)	106,798

		Total Capital Trusts (Cost - $480,000) - 0.8%	360,898

	Beneficial
	Interest
	(000)	Short-Term Securities

	$ 1,227	BlackRock Liquidity Series, LLC
		Cash Sweep Series, 3.76% (g)(i)	1,226,708

		Total Short-Term Securities (Cost - $1,226,708) - 2.6%	1,226,708

Master Commodity Strategies LLC
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Number of
Contracts++		Options Purchased (j)	Value

Call Options Purchased	2	Receive a fixed rate of 5.36% and pay a floating rate based on 3-
		month LIBOR, expiring February 2011, Broker Credit Suisse
		International	$ 106,965
	1	Receive a fixed rate of 5.56% and pay a floating rate based on 3-
		month USD LIBOR, expiring November 2012, Broker Deutsche Bank
		AG	64,603

			171,568

Put Options Purchased	2	Pay a fixed rate of 5.36% and receive a floating rate based on 3-
		month LIBOR, expiring February 2011, Broker Credit Suisse
		International	138,646
	1	Pay a fixed rate of 5.56% and receive a floating rate based on 3-
		month USD LIBOR, expiring November 2012, Broker Deutsche Bank
		AG	57,557

			196,203

		Total Options Purchased (Premiums Paid - $351,624) - 0.8%	367,771

		Total Investments before TBA Sale Commitments and
		Options Written (Cost - $39,171,533*) - 111.2%	52,451,633

	Par
	(000)	TBA Sale Commitments

		Fannie Mae Guaranteed Pass-Through Certificates:
$ 3,100		5.50% due 3/15/2038	(3,120,125)
	2,200	6.50% due 3/15/2038	(2,280,509)

Total TBA Sale Commitments
		(Premiums Received - $5,449,871) - (11.5%)	(5,400,634)

Number of
Contracts++		Options Written (j)

Call Options Written	1	Pay a fixed rate of 4.96% and receive a floating rate based on
		3-month LIBOR, expiring May 2008, Broker Deutsche Bank AG	(78,506)

Put Options Written	1	Receive a fixed rate of 5.46% and pay a floating rate based on
		3-month LIBOR, expiring May 2008, Broker Deutsche Bank AG	(806)

		Total Options Written (Premiums Received - $30,875) - (0.2%)	(79,312)

		Total Investments net of TBA Sale Commitments and
		Options Written (Cost - $33,690,787) - 99.5%	46,971,687
		Other Assets Less Liabilities - 0.5%	214,298

		Net Assets - 100.0%	$ 47,185,985

  Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
  One contract represents a notional amount of $1,000,000.
  * The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed forfederal income tax purposes, were as follows:
Aggregate cost	$ 39,171,533

Gross unrealized appreciation	$ 14,205,683
Gross unrealized depreciation	(925,583)
Net unrealized appreciation	$ 13,280,100

(a)	Floating rate security.

(b)	Security exempt from registration under Rule 144A of the Securities Acts of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Represents a "structured note", the interest shown reflects the effective yield at the time of purchase.

(d)	Represents or includes a "to-be-announced" transaction. The Master LLC has committed to purchasing securities for which all specific information is not available at this time.

(e)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(f)	All or a portion of security held as collateral in connection with open financial futures contracts.

Master Commodity Strategies LLC

Schedule of Investments as of February 29, 2008 (Unaudited)

(Percentages shown are based on Net Assets)

(g)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sales	Realized	Interest
Affiliate	Cost	Cost	Gain	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ 1,226,708*	-	-	$ 5,083
Merrill Lynch/Countrywide Commercial Mortgage
Trust Series 2006-1 Class A4, 5.621% due 2/12/2039	-	-	-	$ 6,454

* Represents net purchase cost.

(h)	The security is a perpetual bond and has no definite maturity date.

(i)	Represents the current yield as of February 29, 2008.

(j)	This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report which may combine industry sub- classifications for reporting ease.

Financial futures contracts purchased as of February 29, 2008 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

26	2-Year U.S. Treasury Bond	June 2008	$ 5,572,713	$ 15,256

• Financial futures contracts sold as of February 29, 2008 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

3	5-Year U.S. Treasury Bond	March 2008	$ 337,839	$ (6,646)
3	10-Year U.S. Treasury Bond	March 2008	$ 351,181	(4,882)
7	Euro Dollar Futures	March 2008	$ 1,662,540	(38,285)
5	Euro Dollar Futures	June 2008	$ 1,188,997	(31,503)
5	Euro Dollar Futures	September 2008	$ 1,189,647	(32,666)
5	Euro Dollar Futures	December 2008	$ 1,189,759	(32,616)
5	Euro Dollar Futures	March 2009	$ 1,189,747	(31,878)
4	Euro Dollar Futures	June 2009	$ 951,412	(24,438)
4	Euro Dollar Futures	September 2009	$ 951,037	(22,763)
4	Euro Dollar Futures	December 2009	$ 950,562	(20,787)
4	Euro Dollar Futures	March 2010	$ 950,212	(18,888)

Total Unrealized Depreciation - Net				$ (265,352)

Master Commodity Strategies LLC
Schedule of Investments as of February 29, 2008 (Unaudited)				(Percentages shown are based on Net Assets)

•	Swaps outstanding as of February 29, 2008 were as follows:

				Notional	Unrealized
				Amount	Appreciation
				(000)	(Depreciation)

	Receive a fixed rate of 4.4325% and pay a floating rate
	based on 3-month STIBOR
	Broker, Deustche Bank AG
	Expires August 2009		SEK	2,881	$ (5,418)

	Sold credit default protection on Fannie Mae and receive 0.18%
	Broker, Lehman Brothers Inc.
	Expires March 2010		USD	1,000	(9,247)

	Sold credit default protection on Freddie Mac and receive 0.15%
	Broker, Lehman Brothers Inc.
	Expires June 2010		USD	4,000	(89,524)

	Sold credit default protection on Fannie Mae and receive 0.48%
	Broker, Deustche Bank AG
	Expires June 2010		USD	2,000	(36,520)

	Receive a fixed rate of 5.036% and pay a floating rate
	based on 3-month LIBOR
	Broker, Citibank NA
	Expires November 2010		USD	4,000	241,230

	Receive a fixed rate of 7.1192% and pay a floating rate based on
	6-month AUD Bank Bill Rate
	Broker, Deustche Bank AG
	Expires October 2012		AUD	1,393	(29,512)

	Pay a fixed rate of 4.09809% and receive a floating rate based on
	3-month USD LIBOR
	Broker, Deustche Bank AG
	Expires November 2014		USD	4,600	(90,280)

	Pay a fixed rate of 4.27573% and receive a floating rate based on
	3-month USD LIBOR
	Broker, Credit Suisse First Boston
	Expires November 2014		USD	1,850	(57,890)

	Total				$ (77,161)

•	Currency Abbreviations:
	AUD	Australian Dollar
	SEK	Swedish Krona
	USD	U.S. Dollar

Master Commodities Strategies LLC

Effective December 1, 2007, the Master Commodities Strategies LLC (the “Master LLC”) adopted FASB
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

FAS 157 establishes a hierarchy that classifies these inputs into the three broad levels listed below:
• Level 1 – price quotations in active markets/exchanges for identical securities
• Level 2 –other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)
• Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 29, 2008 in determining the fair valuation of the
Master LLC’s investments:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1	0	$(250,096)
Level 2	$46,683,228	211,298
Level 3	0	0

Total	$46,683,228	$(38,798)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

Date: April 23, 2008

EX-99. CERT

CERTIFICATION PURSUANT TO RULE 30a-2(a) UNDER THE 1940 ACT AND SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Donald C. Burke, Chief Executive Officer (principal executive officer) of BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC, certify that:

1. I have reviewed this report on Form N-Q of BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrants as of the end of the fiscal quarter for which the report is filed;

4. The registrants’ other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrants and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrants, including their consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrants’ disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) disclosed in this report any change in the registrants’ internal control over financial reporting that occurred during the registrants’ most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants’ internal control over financial reporting; and

5. The registrants’ other certifying officer(s) and I have disclosed to the registrants’ auditors and the audit committee of the registrants’ board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants’ ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants’ internal control over financial reporting.

Date: April 23, 2008 /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

EX-99. CERT

CERTIFICATION PURSUANT TO RULE 30a-2(a) UNDER THE 1940 ACT AND SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC, certify that:

1. I have reviewed this report on Form N-Q of BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrants as of the end of the fiscal quarter for which the report is filed;

4. The registrants’ other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrants and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrants, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrants’ disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) disclosed in this report any change in the registrants’ internal control over financial reporting that occurred during the registrants’ most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants’ internal control over financial reporting; and

5. The registrants’ other certifying officer(s) and I have disclosed to the registrants’ auditors and the audit committee of the registrants’ board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants’ ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants’ internal control over financial reporting.

Date: April 23, 2008 /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC